FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 5) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 356,376	$ 255,602
Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		356,736	256,140
included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	[1]	$ (360)	$ (538)
Lease liabilities [member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate		4.63%	5.41%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 51,590	$ 57,984
On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		118,906	86,627
On demand or within 1 year | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		118,989	87,166
On demand or within 1 year | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	[1]	(83)	(539)
On demand or within 1 year | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		29,862	26,728
Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		216,098	158,888
Within 2 to 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		216,375	158,888
Within 2 to 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	[1]	(277)	0
Within 2 to 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		24,146	35,637
After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		58,435	44,423
After 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		58,435	44,423
After 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	[1]	0	0
After 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		(37,063)	(34,336)
Adjustment | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		(37,063)	(34,337)
Adjustment | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	[1]	0	1
Adjustment | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ (2,418)	$ (4,381)
Non-interest bearing [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate		0.00%	0.00%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 26,714	$ 32,912
Non-interest bearing [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		26,714	32,691
Non-interest bearing [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0	221
Non-interest bearing [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Non-interest bearing [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 0	$ 0
Variable interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate		3.71%	5.09%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 252,900	$ 165,244
Variable interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		35,002	27,747
Variable interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		192,229	123,030
Variable interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		58,435	44,423
Variable interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ (32,766)	$ (29,956)
Fixed interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate		7.50%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ 25,532
Fixed interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		27,411
Fixed interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
Fixed interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		0
Fixed interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows		$ (1,879)

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.